Revenues and Contract Costs - Schedule of Receivables from Contracts with Customers (Details) - USD ($) $ in Millions	Mar. 31, 2019	Jan. 01, 2019	Mar. 31, 2018	Jan. 01, 2018
Revenue from Contract with Customer [Abstract]
Receivables	$ 11,601	$ 12,104	$ 11,028	$ 12,073
Device payment plan agreement receivables	$ 9,687	$ 8,940	$ 3,630	$ 1,461